Intellectual Property (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intellectual Property
Licenses and patents	$ 3,068,995	$ 3,068,995	$ 3,068,995
Less: Accumulated amortization	(1,722,982)	(1,569,532)	(1,364,932)
Intellectual property, net	$ 1,346,013	$ 1,499,463	$ 1,704,063